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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number     811-22066

Cornerstone Progressive Return Fund

(Exact name of registrant as specified in charter)

350 Jericho Turnpike, Suite 206 Jericho, New York	11753
(Address of principal executive offices)	(Zip code)

Frank J. Maresca

  Ultimus Fund Solutions, LLC     350 Jericho Turnpike, Suite 206     Jericho, NY 11753

(Name and address of agent for service)

Registrant's telephone number, including area code:  (513) 587-3400

Date of fiscal year end:         December 31, 2011

Date of reporting period:       September 30, 2011

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

CORNERSTONE PROGRESSIVE RETURN FUND
SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2011 (Unaudited)

Description	No. of Shares	Value
EQUITY SECURITIES - 98.30%
CLOSED-END FUNDS - 93.12%
CONVERTIBLE SECURITIES - 1.10%
Advent/Claymore Global Convertible Securities & Income Fund	71,027	$447,470
Calamos Convertible and High Income Fund	38,800	430,680
		878,150
CORPORATE DEBT FUNDS INVESTMENT GRADE-RATED - 11.11%
AllianceBernstein Income Fund	541,922	4,319,118
BlackRock Core Bond Trust	31,949	414,379
BlackRock Enhanced Government Fund, Inc.	11,847	181,496
BlackRock Income Opportunity Trust, Inc.	45,815	449,445
Federated Enhanced Treasury Income Fund	59,077	886,155
MFS Government Markets Income Trust	66,199	440,885
Montgomery Street Income Securities, Inc.	10,285	160,446
Rivus Bond Fund	1	25
Western Asset/Claymore Inflation-Linked Opportunities & Income Fund	122,194	1,543,310
Western Asset/Claymore Inflation-Linked Securities & Income Fund	35,251	446,278
		8,841,537
DEVELOPED MARKET - 1.52%
Japan Smaller Capitalization Fund, Inc.	162,524	1,207,553

EMERGING MARKETS - 1.09%
First Israel Fund, Inc.	6,224	87,136
First Trust/Aberdeen Emerging Opportunity Fund	25,481	439,802
Morgan Stanley Eastern Europe Fund, Inc. *	7,300	98,769
Morgan Stanley Emerging Markets Fund, Inc.	12,500	156,875
Morgan Stanley Frontier Emerging Markets Fund, Inc.	7,665	84,545
		867,127
EMERGING MARKETS DEBT - 0.13%
Morgan Stanley Emerging Markets Debt Fund, Inc.	10,710	103,566

FLEXIBLE INCOME - 4.93%
MFS Charter Income Trust	15,505	132,258
Putnam Master Intermediate Income Trust	71,251	359,818

See accompanying notes to schedule of investments.

CORNERSTONE PROGRESSIVE RETURN FUND
SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2011 (Unaudited) (Continued)

Description	No. of Shares	Value
CLOSED-END FUNDS (Continued)
FLEXIBLE INCOME (Continued)
Wells Fargo Advantage Multi-Sector Income Fund	103,484	$1,470,508
Zweig Total Return Fund, Inc. (The)	648,533	1,958,570
		3,921,154
GENERAL & INSURED UNLEVERAGED - 0.08%
Nuveen Select Tax-Free Income Portfolio 3	4,484	61,655

GENERAL BOND - 7.14%
BlackRock Build America Bond Trust	199,621	4,032,344
Duff & Phelps Utility & Corporate Bond Trust Inc.	15,963	183,894
MFS InterMarket Income Trust I	18,369	148,422
Nuveen Build America Bond Fund	66,003	1,316,760
		5,681,420
GENERAL MUNICIPAL LEVERAGED - 5.88%
BlackRock MuniYield Investment Quality Fund	9,445	130,624
BlackRock MuniYield Quality Fund III, Inc.	107,974	1,427,416
Eaton Vance Municipal Bond Fund	38,730	478,316
Eaton Vance Tax-Advantaged Bond and Option Strategies Fund	48,070	796,039
Invesco Municipal Premium Income Trust	19,536	156,093
Nuveen Insured Municipal Opportunity Fund, Inc.	90,249	1,298,683
Nuveen Municipal Market Opportunity Fund, Inc.	15,000	202,500
Nuveen Premium Income Municipal Fund 4, Inc.	7,353	93,015
Nuveen Quality Income Municipal Fund, Inc.	7,005	98,000
		4,680,686
GLOBAL - 1.48%
Clough Global Allocation Fund	29,600	367,040
Clough Global Equity Fund	38,519	449,517
First Trust Active Dividend Income Fund (The)	6,400	53,632
Gabelli Global Multimedia Trust Inc.	12,093	75,702
GDL Fund (The)	19,379	230,998
		1,176,889

See accompanying notes to schedule of investments.

CORNERSTONE PROGRESSIVE RETURN FUND
SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2011 (Unaudited) (Continued)

Description	No. of Shares	Value
CLOSED-END FUNDS (Continued)
GLOBAL INCOME - 0.44%
Nuveen Global Government Enhanced Income Fund	22,058	$321,385
Western Asset Variable Rate Strategic Fund Inc.	1,627	25,105
		346,490
HIGH CURRENT YIELD (LEVERAGED) - 0.61%
BlackRock Senior High Income Fund, Inc.	32,559	118,840
First Trust Strategic High Income Fund	40,757	140,612
First Trust Strategic High Income Fund II	26,741	123,276
Helios Strategic Income Fund, Inc.	18,745	99,723
		482,451
HIGH YIELD MUNICIPAL DEBT - 1.98%
BlackRock Muni Assets Fund, Inc.	85,655	1,024,434
Invesco Municipal Income Opportunities Trust II	9,463	66,714
Nuveen Municipal High Income Opportunity Fund	18,700	216,359
Nuveen Municipal High Income Opportunity Fund 2	24,955	272,509
		1,580,016
INCOME & PREFERRED STOCK - 1.81%
BlackRock Preferred Opportunity Trust	27,459	271,295
Calamos Strategic Total Return Fund	69,238	551,134
Nuveen Tax-Advantaged Floating Rate Fund	25,003	50,756
Preferred Income Strategies Fund	60,839	568,236
		1,441,421
INSURED MUNICIPAL LEVERAGED - 0.49%
Invesco Van Kampen Trust For Insured Municipals	2,937	38,269
Nuveen Insured Tax-Free Advantage Municipal Fund	24,770	352,725
		390,994
LOAN PARTICIPATION - 3.51%
BlackRock Diversified Income Strategies Fund, Inc.	13,700	125,903
BlackRock Floating Rate Income Strategies Fund, Inc.	17,911	228,007
BlackRock Floating Rate Income Strategies Fund II, Inc.	3,200	37,216

See accompanying notes to schedule of investments.

CORNERSTONE PROGRESSIVE RETURN FUND
SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2011 (Unaudited) (Continued)

Description	No. of Shares	Value
CLOSED-END FUNDS (Continued)
LOAN PARTICIPATION (Continued)
BlackRock Floating Rate Income Trust	25,300	$320,551
Eaton Vance Floating-Rate Income Trust	9,517	134,095
Eaton Vance Senior Floating-Rate Trust	45,345	644,352
Eaton Vance Senior Income Trust	41,950	264,705
Invesco Van Kampen Dynamic Credit Opportunities Fund	41,626	443,317
Invesco Van Kampen Senior Income Trust	25,000	105,500
Nuveen Floating Rate Income Opportunity Fund	46,970	490,367
		2,794,013
OPTION ARBITRAGE/OPTIONS STRATEGIES - 42.11%
AGIC International & Premium Strategy Fund	7,200	72,792
BlackRock Enhanced Capital & Income Fund, Inc.	202,852	2,395,682
BlackRock Enhanced Equity Dividend Trust	324,916	2,267,914
Cohen & Steers Global Income Builder, Inc.	70,569	612,539
Eaton Vance Enhanced Equity Income Fund	208,336	2,037,526
Eaton Vance Enhanced Equity Income Fund II	243,653	2,402,419
Eaton Vance Risk-Managed Diversified Equity Income Fund	361,450	3,957,878
Eaton Vance Tax-Managed Buy-Write Income Fund	147,258	1,711,138
Eaton Vance Tax-Managed Buy-Write Opportunities Fund	264,757	2,891,146
Eaton Vance Tax-Managed Diversified Equity Income Fund	407,200	3,473,416
Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund	367,136	3,583,247
Eaton Vance Tax-Managed Global Diversified Equity Income Fund	448,796	3,590,368
Madison/Claymore Covered Call & Equity Strategy Fund	2,785	19,801
Nuveen Equity Premium Advantage Fund	76,057	835,106
Nuveen Equity Premium and Growth Fund	40,216	462,082
Nuveen Equity Premium Income Fund	118,860	1,269,425
Nuveen Equity Premium Opportunity Fund	177,820	1,932,903
		33,515,382

See accompanying notes to schedule of investments.

CORNERSTONE PROGRESSIVE RETURN FUND
SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2011 (Unaudited) (Continued)

Description	No. of Shares	Value
CLOSED-END FUNDS (Continued)
PACIFIC EX JAPAN - 5.66%
Aberdeen Indonesia Fund, Inc.	2,400	$27,912
China Fund, Inc. (The)	46,205	1,062,715
Morgan Stanley China A Share Fund, Inc.	134,733	2,854,992
Thai Fund, Inc. (The)	47,002	556,034
		4,501,653
REAL ESTATE - 0.03%
LMP Real Estate Income Fund, Inc.	2,900	25,201
RMR Asia Pacific Real Estate Fund	1	12
		25,213
SECTOR EQUITY - 2.02%
BlackRock EcoSolutions Investment Trust	70,379	565,847
Evergreen Utilities and High Income Fund	40,508	417,232
Gabelli Healthcare & WellnessRx Trust (The) *	22,831	152,739
Petroleum & Resources Corporation (a)	21,049	476,128
		1,611,946

TOTAL CLOSED-END FUNDS		74,109,316

CONSUMER DISCRETIONARY - 0.44%
Comcast Corporation - Class A	3,358	70,182
DIRECTV Group, Inc. (The) - Class A *	4,000	169,000
Ford Motor Company *	5,000	48,350
Time Warner, Inc.	2,000	59,940
		347,472
CONSUMER STAPLES - 0.58%
H.J. Heinz Company	2,000	100,960
Wal-Mart Stores, Inc.	7,000	363,300
		464,260
ENERGY - 0.90%
Chevron Corporation	5,000	462,600
ConocoPhillips	4,000	253,280
		715,880
FINANCIALS - 0.56%
AFLAC, Inc.	2,000	69,900
American Express Company	3,000	134,700
JPMorgan Chase & Co.	8,000	240,960
		445,560
HEALTH CARE - 0.70%
Abbott Laboratories	3,000	153,420

See accompanying notes to schedule of investments.

CORNERSTONE PROGRESSIVE RETURN FUND
SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2011 (Unaudited) (Continued)
Description	No. of Shares	Value
HEALTH CARE (Continued)
Becton, Dickinson and Company	3,000	$219,960
Cardinal Health, Inc.	2,000	83,760
Merck & Company, Inc.	3,000	98,130
		555,270
INDUSTRIALS - 0.64%
3M Company	1,567	112,495
Emerson Electric Company	2,000	82,620
Union Pacific Corporation	2,000	163,340
United Technologies Corporation	2,108	148,319
		506,774
INFORMATION TECHNOLOGY - 1.20%
International Business Machines Corporation	3,000	525,090
Oracle Corporation	15,000	431,100
		956,190
MATERIALS - 0.09%
Freeport-McMoRan Copper & Gold, Inc.	2,238	68,147

UTILITIES - 0.07%
Duke Energy Corporation	3,000	59,970

TOTAL EQUITY SECURITIES (cost - $87,213,061)		78,228,839

SHORT-TERM INVESTMENT - 1.08%
MONEY MARKET FUND - 1.08%
Fidelity Institutional Money Market Government Portfolio - Class I (cost - $855,586)	855,586	855,586

TOTAL INVESTMENTS - 99.38% (cost - $88,068,647)		79,084,425

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.62%		497,287

NET ASSETS - 100.00%		$79,581,712

* Non-income producing security.
(a) Affiliated investment.  The Fund holds 0.60% (based on net assets) of Petroleum & Resources Corporation.  A trustee of the Fund also serves as a director to such company.  During the nine months ended September 30, 2011, there were additional purchases of 25,349 shares of Petroleum & Resources Corporation with a cost of $721,318 and sales of 6,775 shares with a cost of $180,334 and sale proceeds of $170,926.

See accompanying notes to schedule of investments.

CORNERSTONE PROGRESSIVE RETURN FUND
NOTES TO SCHEDULES OF INVESTMENTS
September 30, 2011 (UNAUDITED)

Federal Income Tax Cost: At September 30, 2011 the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $88,068,647, $875,067, $(9,859,289) and $(8,984,222), respectively.

As required by the Fair Value Measurement and Disclosures Topic of the FASB Accounting Standards Codification, the Fund has performed an analysis of all assets and liabilities measured at fair value to determine the significance and character of all inputs to their fair value determination.

The fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value into the following three broad categories.

•	Level 1 – quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.

•
Level 2 – quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

•
Level 3 – model derived valuations in which one or more significant inputs or significant value drivers are unobservable.  Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The following is a summary of the inputs used as of September 30, 2011 in valuing the Fund’s investments carried at value:

Valuation Inputs	INVESTMENTS IN SECURITIES	OTHER FINANCIAL INSTRUMENTS*

Level 1 - Quoted Prices
Equity Investments	$78,228,839	$-
Short-Term Investments	855,586	-
Level 2 - Other Significant Observable Inputs	-	-
Level 3 – Significant Unobservable Inputs	-	-
Total	$79,084,425	$-

* Other financial instruments include futures, forwards and swap contracts.

The breakdown of the Fund’s investments into major categories is disclosed in its Schedule of Investments.

During the nine months ended September 30, 2011, the Fund did not have any significant transfers in and out of Level 1 or Level 2.

The Fund did not have any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) at September 30, 2011.

In May 2011, FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs”. ASU No. 2011-04 establishes common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. generally accepted accounting principles (“GAAP”) and International Financial Reporting Standards (“IFRSs”).  ASU No. 2011-04 is effective for interim and annual periods beginning after December 15, 2011 and is applied prospectively.  Management is currently evaluating ASU No. 2011-04 and does not believe that it will have a material impact on the Fund’s financial statements and disclosures.

The Fund is exposed to financial market risks, including the valuations of its investment portfolio.  For the nine months ended September 30, 2011, the Fund did not engage in derivative instruments and other hedging activities.

The Fund has evaluated the need for addition disclosures and/or adjustments resulting through the date its financial statements were issued.  Based on this evaluation, no additional disclosures or adjustments were required to such Schedule of Investments.

Securities valuation policies and other investment related disclosures are herby incorporated by reference to the Fund’s semi-annual report previously filed with the Securities and Exchange Commission on the Form N-CSR on September 2, 2011 with a file number 811-22066.

Other information regarding the Fund is available in the Fund’s most recent semi-annual report filed with the Securities and Exchange Commission on the Form N-CSR on September 2, 2011, file number 811-22066.  This information is also available to registered shareholders by calling (800) 937-5449.  For general inquiries, please call (513) 326-3597.  This information is also available on the website of the Securities and Exchange Commission – http://www.sec.gov.

Item 2.	Controls and Procedures.

(a)   Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b)   There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)):  Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Cornerstone Progressive Return Fund

By (Signature and Title)*		/s/ Ralph W. Bradshaw
Ralph W. Bradshaw, President and Chairman
(Principal Executive Officer)

Date	November 18, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Ralph W. Bradshaw
Ralph W. Bradshaw, President and Chairman
(Principal Executive Officer)

Date	November 18, 2011

By (Signature and Title)*		/s/ Frank J. Maresca
Frank J. Maresca, Treasurer
(Principal Financial Officer)

Date	November 18, 2011

* Print the name and title of each signing officer under his or her signature.